Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

7.    Investments

        The Company earns income on cash balances and investments, as well as on premium trust balances that Aon maintains for premiums collected from insureds but not yet remitted to insurance companies, and funds held under the terms of certain outsourcing agreements to pay certain obligations on behalf of clients. Premium trust balances and a corresponding liability are included in Fiduciary assets and Fiduciary liabilities in the accompanying Consolidated Statements of Financial Position.

        The Company's interest-bearing assets and other investments are included in the following categories in the Consolidated Statements of Financial Position (in millions):

As of December 31	2011	2010

Cash and cash equivalents	$272	$346
Short-term investments	785	785
Fiduciary assets (1)	4,190	3,489
Investments	239	312

	$5,486	$4,932

(1)
Fiduciary assets does not include fiduciary receivables

        The Company's investments are as follows (in millions):

As of December 31	2011	2010

Equity method investments	$164	$174
Other investments, at cost (1)	60	123
Fixed-maturity securities	15	15

	$239	$312

(1)
The reduction in other investments, at cost is primarily due to sales and redemptions

Unconsolidated Variable Interest Entities

        Aon has an ownership interest in Juniperus Insurance Opportunity Fund Limited ("Juniperus"), which is an investment vehicle that invests in an actively managed and diversified portfolio of insurance risks. Aon has concluded that Juniperus is a VIE. However, Aon has concluded that it is not the primary beneficiary as it lacks the power to direct the activities of Juniperus that most significantly impact economic performance, and therefore this entity is not consolidated. The investment in Juniperus is accounted for using the equity method of accounting.

        The Company's potential loss at December 30, 2011 is limited to its investment in Juniperus of $65 million, which is recorded in Investments in the Condensed Consolidated Statements of Financial Position. In January 2012, the Company entered into an agreement to redeem its equity interest in Juniperus Capital Holdings Limited ("JCHL") and the Company expects to redeem its investment in Juniperus in 2012.